Business acquisition (Summary of Fair Values of Assets Acquired and Liabilities Assumed) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Fair values of the assets acquired and liabilities assumed:
Goodwill	¥ 147,639	¥ 147,639	¥ 136,569	$ 22,692	$ 22,692
Software [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	3 years 6 months
Travel agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net liabilities			(59,923)
Net assets (including the cash acquired of RMB8.3 million)		12,907
Goodwill		10,565	133,324
Deferred tax liability		(1,535)	(20,606)
Noncontrolling interest			(19,721)
Total		28,077	115,498
Travel agencies [Member] | Travel licenses [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			¥ 25,100
Estimated useful lives			20 years
Travel agencies [Member] | Customer relationship [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			¥ 13,458
Travel agencies [Member] | Customer relationship [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	14 years 3 months
Travel agencies [Member] | Customer relationship [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	14 years 6 months
Travel agencies [Member] | Trade names [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		2,464	39,170
Estimated useful lives	9 years 6 months
Travel agencies [Member] | Trade names [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	7 years
Travel agencies [Member] | Trade names [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	14 years
Travel agencies [Member] | Software [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			¥ 3,013
Estimated useful lives			5 years
Travel agencies [Member] | Non-compete agreement [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		¥ 3,676	¥ 1,683
Estimated useful lives		6 years
Travel agencies [Member] | Non-compete agreement [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	3 years 6 months
Travel agencies [Member] | Non-compete agreement [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	5 years 3 months
Other acquisition [Member]
Fair values of the assets acquired and liabilities assumed:
Net liabilities			(355)
Goodwill			3,750
Deferred tax liability			(1,750)
Total			8,645
Cash acquired		¥ 8,300	24,000
Other acquisition [Member] | Software [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			¥ 5,960
Estimated useful lives			6 years
Other acquisition [Member] | Non-compete agreement [Member]
Fair values of the assets acquired and liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			¥ 1,040
Estimated useful lives			6 years